UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2005

Check here if Amendment [  ]; Amendment Number:________
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:                  Name:     Leucadia National Corporation
                                     Address:  315 Park Avenue South, 20th Floor
                                               New York, NY 10010

Form 13F File Number:                          028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Joseph A. Orlando
Title:         Vice President and Chief Financial Officer
Phone:         212-460-1900

Signature, Place, and Date of Signing:

/s/ Joseph A. Orlando              New York, NY             February 14, 2006
--------------------------     --------------------      ----------------------
     [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          7
Form 13F Information Table Value Total:   $353,971


List of Other Included Managers:
No.           Form 13F File Number      Name

                           FORM 13F INFORMATION TABLE

             Col. 1                       Col. 2              Col. 3           Col. 4                       Col. 5
             ------                       ------              ------           ------        ---------------------------------
                                                                               Value         Shrs or          Sh/         Put/
         Name of Issuer               Title of Class          Cusip           (x$1000)       Prn Amt          Prn         Call
         --------------               --------------          -----           --------       -------          ---         ----

Accelrys Inc                               COM             00430U 10 3          280           34,917         SH
FEI Co                                     COM             30241L 10 9          508           26,515         SH
International Assets Holding Co            COM             459028 10 6       11,921        1,309,985         SH
Level 3 Communications Inc                 COM             52729N 10 0      330,050      115,000,000         SH
Parkervision Inc                           COM             701354 10 2       10,225        1,123,680         SH
Symyx Technologies                         COM             87155S 10 8          546           20,000         SH
Veeco Instruments Inc. Del                 COM             922417 10 0          441           25,420         SH


** TABLE CONTINUED **

                                                                                      Col. 8
             Col. 1                        Col. 6        Col. 7         ----------------------------------
             ------                        ------        ------                   Voting Authority
                                         Investment       Other         ----------------------------------
         Name of Issuer                  Discretion     Managers        Sole           Shared         None
         --------------                  ----------     --------        ----           ------         ----

Accelrys Inc                                SOLE                        34,917
FEI Co                                      SOLE                        26,515
International Assets Holding Co             SOLE                     1,309,985
Level 3 Communications Inc                  SOLE                   115,000,000
Parkervision Inc                            SOLE                     1,123,680
Symyx Technologies                          SOLE                        20,000
Veeco Instruments Inc. Del                  SOLE                        25,420

** TABLE COMPLETE **